Relevant Facts	12 Months Ended
Dec. 31, 2024
Relevant Facts [Abstract]
Relevant facts

Note 6. Relevant facts

Change in controlling entity.

On January 22, 2024, 86.84% of the common shares of the Company were awarded to Cama Commercial Group Corp. as a result of the completion of the tender offer that this company had signed with Grupo Casino and Companhia Brasileira de Distribuição S.A. – CBD at October 13, 2023. With this award, Cama Commercial Group Corp. became the immediate holding of the Company.

Delisting of ADSs (American Depositary Shares)

On December 30, 2024, Form 25 was filed with the U.S. Securities and Exchange Commission (SEC) declaring the Company’s intention to delist the Company’s ADSs from the New York Stock Exchange (“NYSE”). The delisting of the shares is expected to be effective ten calendar days after this filing, and the last trading day of the ADSs on the NYSE is expected to be January 9, 2025.

January 8, 2025 was the last trading day of the ADSs on the New York Stock Exchange (“NYSE”). The Company also notified its depositary JPMorgan Chase Bank N.A. of the termination of the ADS program which was effective on January 21, 2025, and accordingly the last trading day of the Company’s ADSs was January 17, 2025.